Other operating expenses - Summary of other operating expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Regulatory costs	€ 1,042	€ 1,250	€ 1,265
Audit and non-audit services	36	31	34
IT related expenses	948	818	781
Advertising and public relations	369	331	305
External advisory fees	299	310	301
Office expenses	289	273	281
Travel and accommodation expenses	125	91	52
Contributions and subscriptions	122	109	112
Postal charges	36	31	38
Depreciation of property and equipment	461	485	573
Amortisation of intangible assets	213	226	261
(Reversals of) impairments of property and equipment	32	19	26
(Reversals of) impairments of intangible assets	6	60	95
Addition to / (unused amounts reversed of) provision for reorganisations	173	170	214
Addition to / (unused amounts reversed of) other provisions	70	117	254
Other	617	726	658
Other operating expense	€ 4,839	€ 5,047	€ 5,251